Distribution Date:	11/18/24	DBGS 2018-C1 Mortgage Trust
Determination Date:	11/12/24
Next Distribution Date:	12/17/24
Record Date:	10/31/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association

Modified Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
		Directing Holder	RREF III-D AIV RR, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27
			-
Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29	Loan-Specific Directing	Waterfall Eden Master Fund, Ltd.
		Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23307DAW3	3.409000%	14,440,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	32.57%
A-2	23307DAX1	4.358000%	87,090,000.00	39,824,453.67	37,349.22	144,629.14	0.00	0.00	181,978.36	39,787,104.45	34.64%	32.57%
A-SB	23307DAY9	4.302000%	29,104,000.00	22,682,360.71	485,299.92	81,316.26	0.00	0.00	566,616.18	22,197,060.79	34.64%	32.57%
A-3	23307DAZ6	4.197000%	83,000,000.00	83,000,000.00	0.00	290,292.50	0.00	0.00	290,292.50	83,000,000.00	34.64%	32.57%
A-4	23307DBA0	4.466000%	504,969,000.00	504,969,000.00	0.00	1,879,326.29	0.00	0.00	1,879,326.29	504,969,000.00	34.64%	32.57%
A-M	23307DBC6	4.773913%	118,056,000.00	118,056,000.00	0.00	469,657.57	0.00	0.00	469,657.57	118,056,000.00	22.77%	21.49%
B	23307DBD4	4.795163%	41,063,000.00	41,063,000.00	0.00	164,086.49	0.00	0.00	164,086.49	41,063,000.00	18.64%	17.64%
C	23307DBE2	4.795163%	41,063,000.00	41,063,000.00	0.00	164,086.49	0.00	0.00	164,086.49	41,063,000.00	14.51%	13.78%
D	23307DAG8	3.045163%	26,948,000.00	26,948,000.00	0.00	68,384.21	0.00	0.00	68,384.21	26,948,000.00	11.80%	11.26%
E	23307DAJ2	3.045163%	20,531,000.00	20,531,000.00	0.00	52,100.20	0.00	0.00	52,100.20	20,531,000.00	9.73%	9.33%
F	23307DAL7	3.295163%	19,249,000.00	19,249,000.00	0.00	52,857.16	0.00	0.00	52,857.16	19,249,000.00	7.80%	7.52%
G-RR	23307DAP8	4.795163%	10,265,000.00	10,265,000.00	0.00	41,018.62	0.00	0.00	41,018.62	10,265,000.00	6.77%	6.56%
H-RR	23307DAR4	4.795163%	30,798,079.00	30,798,079.00	0.00	61,838.77	0.00	0.00	61,838.77	30,798,079.00	3.67%	3.67%
S	23307DAT0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23307DAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
7E-A	23307DBF9	4.637000%	5,486,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	84.33%
7E-B	23307DBH5	5.237000%	8,216,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	60.85%
7E-C	23307DBK8	0.000000%	7,954,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	38.13%
7E-D	23307DBM4	0.000000%	11,594,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.00%
7E-RR	23307DBQ5	0.000000%	1,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	N/A	4.795163%	15,635,211.50	14,597,604.08	7,960.18	57,399.03	0.00	0.00	65,359.21	14,589,643.90	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹	Support¹

RR	23307DBS1	4.795163%	23,471,068.35	21,913,446.01	11,949.56	86,165.54	0.00	0.00	98,115.10	21,901,496.45	0.00%	0.00%
LR	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,100,682,358.85	994,959,943.47	542,558.88	3,613,158.27	0.00	0.00	4,155,717.15	994,417,384.59

X-A	23307DBB8	0.321352%	836,659,000.00	768,531,814.38	0.00	205,807.75	0.00	0.00	205,807.75	768,009,165.24
X-B	23307DAA1	0.000000%	82,126,000.00	82,126,000.00	0.00	0.00	0.00	0.00	0.00	82,126,000.00
X-D	23307DAC7	1.750000%	47,479,000.00	47,479,000.00	0.00	69,240.21	0.00	0.00	69,240.21	47,479,000.00
X-F	23307DAE3	1.500000%	19,249,000.00	19,249,000.00	0.00	24,061.25	0.00	0.00	24,061.25	19,249,000.00
Notional SubTotal			985,513,000.00	917,385,814.38	0.00	299,109.21	0.00	0.00	299,109.21	916,863,165.24

Deal Distribution Total					542,558.88	3,912,267.48	0.00	0.00	4,454,826.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23307DAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23307DAX1	457.27929349	0.42885773	1.66068596	0.00000000	0.00000000	0.00000000	0.00000000	2.08954369	456.85043576
A-SB	23307DAY9	779.35543946	16.67468114	2.79398914	0.00000000	0.00000000	0.00000000	0.00000000	19.46867029	762.68075832
A-3	23307DAZ6	1,000.00000000	0.00000000	3.49750000	0.00000000	0.00000000	0.00000000	0.00000000	3.49750000	1,000.00000000
A-4	23307DBA0	1,000.00000000	0.00000000	3.72166666	0.00000000	0.00000000	0.00000000	0.00000000	3.72166666	1,000.00000000
A-M	23307DBC6	1,000.00000000	0.00000000	3.97826091	0.00000000	0.00000000	0.00000000	0.00000000	3.97826091	1,000.00000000
B	23307DBD4	1,000.00000000	0.00000000	3.99596936	0.00000000	0.00000000	0.00000000	0.00000000	3.99596936	1,000.00000000
C	23307DBE2	1,000.00000000	0.00000000	3.99596936	0.00000000	0.00000000	0.00000000	0.00000000	3.99596936	1,000.00000000
D	23307DAG8	1,000.00000000	0.00000000	2.53763582	0.00000000	0.00000000	0.00000000	0.00000000	2.53763582	1,000.00000000
E	23307DAJ2	1,000.00000000	0.00000000	2.53763577	0.00000000	0.00000000	0.00000000	0.00000000	2.53763577	1,000.00000000
F	23307DAL7	1,000.00000000	0.00000000	2.74596914	0.00000000	0.00000000	0.00000000	0.00000000	2.74596914	1,000.00000000
G-RR	23307DAP8	1,000.00000000	0.00000000	3.99596883	0.00000000	0.00000000	0.00000000	0.00000000	3.99596883	1,000.00000000
H-RR	23307DAR4	1,000.00000000	0.00000000	2.00787750	1.98809185	70.96170186	0.00000000	0.00000000	2.00787750	1,000.00000000
S	23307DAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	23307DAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-A	23307DBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-B	23307DBH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-C	23307DBK8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-D	23307DBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-RR	23307DBQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	933.63649606	0.50911879	3.67113870	0.05964422	2.12890692	0.00000000	0.00000000	4.18025749	933.12737727
RR	23307DBS1	933.63649593	0.50911871	3.67113839	0.05964449	2.12890565	0.00000000	0.00000000	4.18025710	933.12737722
LR	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23307DBB8	918.57233877	0.00000000	0.24598761	0.00000000	0.00000000	0.00000000	0.00000000	0.24598761	917.94765280
X-B	23307DAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	23307DAC7	1,000.00000000	0.00000000	1.45833337	0.00000000	0.00000000	0.00000000	0.00000000	1.45833337	1,000.00000000
X-F	23307DAE3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/24 - 10/30/24	30	0.00	144,629.14	0.00	144,629.14	0.00	0.00	0.00	144,629.14	0.00
A-SB	10/01/24 - 10/30/24	30	0.00	81,316.26	0.00	81,316.26	0.00	0.00	0.00	81,316.26	0.00
A-3	10/01/24 - 10/30/24	30	0.00	290,292.50	0.00	290,292.50	0.00	0.00	0.00	290,292.50	0.00
A-4	10/01/24 - 10/30/24	30	0.00	1,879,326.29	0.00	1,879,326.29	0.00	0.00	0.00	1,879,326.29	0.00
X-A	10/01/24 - 10/30/24	30	0.00	205,807.75	0.00	205,807.75	0.00	0.00	0.00	205,807.75	0.00
A-M	10/01/24 - 10/30/24	30	0.00	469,657.57	0.00	469,657.57	0.00	0.00	0.00	469,657.57	0.00
B	10/01/24 - 10/30/24	30	0.00	164,086.49	0.00	164,086.49	0.00	0.00	0.00	164,086.49	0.00
C	10/01/24 - 10/30/24	30	0.00	164,086.49	0.00	164,086.49	0.00	0.00	0.00	164,086.49	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	10/01/24 - 10/30/24	30	0.00	69,240.21	0.00	69,240.21	0.00	0.00	0.00	69,240.21	0.00
X-F	10/01/24 - 10/30/24	30	0.00	24,061.25	0.00	24,061.25	0.00	0.00	0.00	24,061.25	0.00
D	10/01/24 - 10/30/24	30	0.00	68,384.21	0.00	68,384.21	0.00	0.00	0.00	68,384.21	0.00
E	10/01/24 - 10/30/24	30	0.00	52,100.20	0.00	52,100.20	0.00	0.00	0.00	52,100.20	0.00
F	10/01/24 - 10/30/24	30	0.00	52,857.16	0.00	52,857.16	0.00	0.00	0.00	52,857.16	0.00
G-RR	10/01/24 - 10/30/24	30	0.00	41,018.62	0.00	41,018.62	0.00	0.00	0.00	41,018.62	0.00
H-RR	10/01/24 - 10/30/24	30	2,124,254.69	123,068.18	0.00	123,068.18	61,229.41	0.00	0.00	61,838.77	2,185,484.10
7E-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7E-RR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	10/01/24 - 10/30/24	30	32,353.36	58,331.58	0.00	58,331.58	932.55	0.00	0.00	57,399.03	33,285.91
RR	10/01/24 - 10/30/24	30	48,567.77	87,565.46	0.00	87,565.46	1,399.92	0.00	0.00	86,165.54	49,967.69
Totals			2,205,175.82	3,975,829.36	0.00	3,975,829.36	63,561.88	0.00	0.00	3,912,267.48	2,268,737.70

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V1)	N/A	N/A	330,148.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-1 (V2)	N/A	N/A	330,148.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V1)	N/A	N/A	1,991,177.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.795163%	1,991,177.65	910,524.31	853.93	3,638.43	0.00	0.00	4,492.36	909,670.38
V-A-3 (V1)	N/A	N/A	1,897,666.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.795163%	1,897,666.15	1,897,666.15	0.00	7,583.02	0.00	0.00	7,583.02	1,897,666.15
V-A-4 (V1)	N/A	N/A	11,545,332.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.795163%	11,545,332.25	11,545,332.25	0.00	46,134.79	0.00	0.00	46,134.79	11,545,332.25
V-A-SB (V1)	N/A	N/A	665,417.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.795163%	665,417.78	518,596.97	11,095.63	2,072.30	0.00	0.00	13,167.93	507,501.34
V-AM (V1)	N/A	N/A	2,699,167.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-AM (V2)	N/A	4.795163%	2,699,167.17	2,699,167.17	0.00	10,785.79	0.00	0.00	10,785.79	2,699,167.17
V-B (V1)	N/A	N/A	938,841.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.795163%	938,841.75	938,841.75	0.00	3,751.58	0.00	0.00	3,751.58	938,841.75
V-C (V1)	N/A	N/A	938,841.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.795163%	938,841.75	938,841.75	0.00	3,751.58	0.00	0.00	3,751.58	938,841.75
V-D (V1)	N/A	N/A	616,124.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.795163%	616,124.18	616,124.18	0.00	2,462.01	0.00	0.00	2,462.01	616,124.18
V-E (V1)	N/A	N/A	469,409.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.795163%	469,409.44	469,409.44	0.00	1,875.75	0.00	0.00	1,875.75	469,409.44
V-F (V1)	N/A	N/A	440,098.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.795163%	440,098.50	440,098.50	0.00	1,758.62	0.00	0.00	1,758.62	440,098.50
V-G (V1)	N/A	N/A	234,693.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.795163%	234,693.29	234,693.29	0.00	937.83	0.00	0.00	937.83	234,693.29
V-H (V1)	N/A	N/A	704,150.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.795163%	704,150.26	704,150.26	0.00	1,413.85	0.00	0.00	1,413.85	704,150.26
Regular Interest Total			46,942,136.70	21,913,446.02	11,949.56	86,165.55	0.00	0.00	98,115.11	21,901,496.46
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,454,826.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,952,193.36	Master Servicing Fee	8,484.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,152.86
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	427.90
ARD Interest	0.00	Operating Advisor Fee	1,929.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,952,193.36	Total Fees	16,285.08

Principal		Expenses/Reimbursements
Scheduled Principal	542,558.88	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,522.54
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,118.22
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	542,558.88	Total Expenses/Reimbursements	23,640.76

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,912,267.48
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	542,558.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,454,826.36
Total Funds Collected	4,494,752.24	Total Funds Distributed	4,494,752.20

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	994,959,943.65	994,959,943.65	Beginning Certificate Balance	994,959,943.47
(-) Scheduled Principal Collections	542,558.88	542,558.88	(-) Principal Distributions	542,558.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	994,417,384.77	994,417,384.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	995,625,399.94	995,625,399.94	Ending Certificate Balance	994,417,384.59
Ending Actual Collateral Balance	995,191,758.71	995,191,758.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP	Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP
10,000,000 or less	8	60,209,712.19	6.05%	13	4.3408	2.211158	1.49x or less	11	277,351,932.89	27.89%	37	4.9443	1.070542
10,000,001 to 20,000,000	13	219,214,615.85	22.04%	30	4.7493	1.787249	1.50x to 1.59x	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	9	226,466,245.71	22.77%	45	4.5127	2.415281	1.60x to 1.74x	4	38,666,761.06	3.89%	11	4.9573	1.699395
30,000,001 to 40,000,000	4	134,971,578.11	13.57%	45	4.5881	2.121640	1.75x to 1.99x	4	148,219,340.75	14.91%	45	4.8898	1.902349
40,000,001 to 50,000,000	1	42,000,000.00	4.22%	47	4.3879	0.846300	2.00x to 2.49x	8	219,984,249.25	22.12%	39	4.4338	2.291617
50,000,001 to 70,000,000	2	110,253,896.14	11.09%	47	4.5533	1.852671	2.5x to 3.49x	10	214,819,606.11	21.60%	45	4.1608	2.858298
70,000,001 or greater	2	155,000,000.00	15.59%	46	4.8805	2.175303	3.5x or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353	Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	46,301,336.77	4.66%	38	4.4539	NAP
							Defeased	11	46,301,336.77	4.66%	38	4.4539	NAP
Arizona	1	8,237,234.04	0.83%	46	4.0473	4.842800
							Industrial	9	53,822,372.00	5.41%	45	4.4593	3.510974
California	9	324,131,372.07	32.60%	43	4.2109	2.722081
							Mixed Use	3	139,000,000.00	13.98%	47	4.7777	1.806068
Colorado	1	18,909,985.54	1.90%	46	4.8350	1.452600
							Mobile Home Park	10	59,945,560.28	6.03%	45	4.8832	1.390466
Delaware	1	53,136,000.00	5.34%	45	4.2775	1.825000
							Multi-Family	1	37,500,000.00	3.77%	41	3.7218	2.299800
Florida	11	62,834,793.23	6.32%	29	4.5405	1.806048
							Office	20	391,982,497.71	39.42%	39	4.6712	1.971526
Indiana	3	11,878,616.01	1.19%	21	5.0051	1.851313
							Retail	14	265,865,617.99	26.74%	36	4.5853	1.903084
Iowa	1	19,635,895.85	1.97%	44	5.0930	0.941600
							Totals	68	994,417,384.77	100.00%	40	4.6185	2.051353
Louisiana	1	15,467,956.85	1.56%	(14)	5.1935	1.455200
Massachusetts	1	75,000,000.00	7.54%	45	4.8833	1.943200
Mexico	1	2,428,124.71	0.24%	44	4.9405	1.955000
Michigan	1	10,575,558.47	1.06%	(14)	5.2950	1.646100
Mississippi	1	3,517,312.08	0.35%	44	4.9405	1.955000
Nevada	2	34,237,328.86	3.44%	45	4.9100	1.440600
New Mexico	1	3,947,437.02	0.40%	44	4.9405	1.955000
New York	1	42,000,000.00	4.22%	47	4.3879	0.846300
Ohio	2	42,485,335.39	4.27%	45	4.8016	1.311088
Oregon	1	5,067,843.14	0.51%	44	4.9405	1.955000
Pennsylvania	2	12,792,343.42	1.29%	(4)	4.2913	2.174428
Texas	12	116,253,607.35	11.69%	46	5.2720	1.749532
Washington	3	78,715,862.91	7.92%	40	4.9563	1.135038
Wisconsin	1	6,863,441.05	0.69%	(14)	4.9500	1.710800
Totals	68	994,417,384.77	100.00%	40	4.6185	2.051353

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP	Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP
	3.9999% or less	5	81,958,606.11	8.24%	42	3.4994	2.511979	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	8	196,660,000.00	19.78%	43	4.1217	2.991939	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	3	95,136,000.00	9.57%	46	4.3262	1.715155	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	49,143,457.17	4.94%	45	4.6539	2.365692	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.999%	9	305,858,237.11	30.76%	41	4.8831	1.855210	49 months or greater	39	948,116,048.00	95.34%	40	4.6265	2.041149
	5.0000% or greater	10	200,962,778.87	20.21%	30	5.2135	1.299559	Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353
	Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP	Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP
	60 months or less	31	861,278,027.26	86.61%	45	4.5773	2.088289	Interest Only	21	561,072,171.17	56.42%	40	4.5053	2.294881
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	270 months or less	6	82,559,304.37	8.30%	24	4.2708	2.133931
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	271 months to 300 months	12	304,484,572.46	30.62%	44	4.9463	1.548439
	Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	46,301,336.77	4.66%	38	4.4539	NAP			No outstanding loans in this group
Underwriter's Information		6	134,436,000.00	13.52%	45	4.1003	2.894942
	12 months or less	32	797,845,254.77	80.23%	40	4.6922	1.924157
	13 months to 24 months	1	15,834,793.23	1.59%	(14)	5.7850	0.687200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	994,417,384.77	100.00%	40	4.6185	2.051353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656120860	OF	Sunnyvale	CA	Actual/360	4.131%	82,527.92	0.00	0.00	N/A	10/06/28	--	23,200,000.00	23,200,000.00	11/06/24
1A	301271681				Actual/360	4.131%	202,051.11	0.00	0.00	N/A	10/06/28	--	56,800,000.00	56,800,000.00	11/06/24
2	301271688	MU	San Francisco	CA	Actual/360	4.878%	336,040.00	0.00	0.00	N/A	10/06/28	--	80,000,000.00	80,000,000.00	11/06/24
3	301271661	OF	Needham	MA	Actual/360	4.883%	315,376.56	0.00	0.00	08/06/28	12/06/30	--	75,000,000.00	75,000,000.00	11/06/24
4	320611004	OF	Renton	WA	Actual/360	5.002%	230,542.92	70,145.64	0.00	N/A	10/06/28	--	53,524,041.78	53,453,896.14	08/06/24
5	656120845	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	11/01/24
5A	320211001				Actual/360	4.277%	85,219.21	0.00	0.00	N/A	08/01/28	--	23,136,000.00	23,136,000.00	11/01/24
6	310731016	RT	Aventura	FL	Actual/360	4.121%	35,488.54	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	11/01/24
6A	310731017				Actual/360	4.121%	7,097.71	0.00	0.00	N/A	07/01/28	--	2,000,000.00	2,000,000.00	11/01/24
6B	310731010				Actual/360	4.121%	124,209.90	0.00	0.00	N/A	07/01/28	--	35,000,000.00	35,000,000.00	11/01/24
7	656120866	MU	New York	NY	Actual/360	4.388%	158,694.17	0.00	0.00	N/A	10/06/28	--	42,000,000.00	42,000,000.00	11/06/24
9	320611009	RT	Canutillo	TX	30/360	5.103%	149,418.62	62,403.69	0.00	N/A	10/06/28	--	35,136,652.94	35,074,249.25	11/06/24
10	656120831	MF	San Francisco	CA	Actual/360	3.722%	64,097.98	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	11/06/24
10A	656120834				Actual/360	3.722%	32,048.99	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	11/06/24
10B	656120835				Actual/360	3.722%	24,036.74	0.00	0.00	N/A	04/06/28	--	7,500,000.00	7,500,000.00	11/06/24
11	320611011	IN	El Paso	TX	Actual/360	4.316%	137,512.56	0.00	0.00	N/A	09/06/28	--	37,000,000.00	37,000,000.00	11/06/24
12	320611012	MH	Las Vegas	NV	Actual/360	4.910%	144,953.20	46,327.29	0.00	N/A	08/06/28	--	34,283,656.15	34,237,328.86	11/06/24
13	301271673	OF	Milpitas	CA	Actual/360	4.173%	110,160.95	0.00	0.00	N/A	09/06/28	--	30,660,000.00	30,660,000.00	11/06/24
14	320611014	IN	Various	Various	Actual/360	4.047%	101,071.08	0.00	0.00	09/06/28	09/06/33	--	29,000,000.00	29,000,000.00	11/06/24
15	656120859	OF	Independence	OH	Actual/360	4.865%	109,386.06	43,908.35	0.00	N/A	09/06/28	--	26,110,786.57	26,066,878.22	11/06/24
16	307001008	IN	Various	Various	Actual/360	4.941%	105,726.35	29,158.13	0.00	N/A	07/06/28	--	24,851,530.14	24,822,372.01	11/06/24
16A	320611118				Actual/360	4.941%	13,634.63	3,760.28	0.00	N/A	07/06/28	--	3,204,890.92	3,201,130.64	11/06/24
17	301271659	MH	Various	TX	Actual/360	4.848%	107,440.91	30,827.40	0.00	N/A	07/06/28	--	25,739,058.83	25,708,231.43	11/06/24
18	320611018	OF	Sunnyvale	CA	Actual/360	3.894%	82,132.78	35,697.87	0.00	N/A	04/06/28	--	24,494,303.98	24,458,606.11	11/06/24
19	301271687	OF	McAllen	TX	Actual/360	5.587%	96,718.77	29,398.32	0.00	N/A	10/06/28	--	20,103,556.26	20,074,157.94	11/06/24
20	320611020	OF	Denver	CO	Actual/360	4.835%	78,864.53	32,023.29	0.00	N/A	09/06/28	--	18,942,008.83	18,909,985.54	11/06/24
21	656120858	RT	West Hollywood	CA	Actual/360	2.600%	44,777.78	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	11/06/24
22	301271657	RT	Davenport	IA	Actual/360	5.093%	86,213.71	22,290.23	0.00	N/A	07/06/28	--	19,658,186.08	19,635,895.85	11/06/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
23	656120869	RT	Temple	TX	Actual/360	5.847%	92,724.05	19,477.45	0.00	N/A	10/06/28	--	18,416,446.19	18,396,968.74	11/06/24
24	301271655	RT	Grove City	OH	Actual/360	4.701%	66,571.75	26,793.87	0.00	N/A	07/06/28	--	16,445,251.04	16,418,457.17	11/06/24
25	301271671	MU	Fort Worth	TX	Actual/360	5.269%	77,124.99	0.00	0.00	N/A	09/06/28	--	17,000,000.00	17,000,000.00	11/06/24
26	656120856	Various Various		FL	Actual/360	5.785%	78,976.83	19,144.36	0.00	N/A	09/06/23	--	15,853,937.59	15,834,793.23	07/06/22
27	301271662	RT	Ontario	CA	Actual/360	4.602%	65,386.75	0.00	0.00	N/A	08/06/28	--	16,500,000.00	16,500,000.00	11/06/24
28	320611028	OF	Redmond	WA	Actual/360	4.659%	65,093.35	0.00	0.00	N/A	08/06/28	--	16,225,000.00	16,225,000.00	11/06/24
29	301271680	RT	Houma	LA	Actual/360	5.194%	69,263.27	19,627.65	0.00	N/A	09/06/23	--	15,487,584.50	15,467,956.85	10/06/24
30	320611030	OF	Los Angeles	CA	Actual/360	4.875%	59,820.31	0.00	0.00	09/07/23	09/06/28	--	14,250,000.00	14,250,000.00	11/06/24
31	301271679	OF	Traverse City	MI	Actual/360	5.295%	48,289.71	15,257.13	0.00	09/08/23	09/06/28	--	10,590,815.60	10,575,558.47	11/06/24
32	307001009	OF	Philadelphia	PA	Actual/360	4.110%	35,391.67	0.00	0.00	N/A	06/06/23	--	10,000,000.00	10,000,000.00	10/06/24
33	320611033	RT	Puyallup	WA	Actual/360	5.220%	40,665.47	9,856.39	0.00	09/10/23	09/06/28	--	9,046,823.16	9,036,966.77	11/06/24
35	301271660	RT	Oshkosh	WI	Actual/360	4.950%	29,294.68	9,211.49	0.00	09/12/23	08/06/28	--	6,872,652.54	6,863,441.05	11/06/24
36	320611036	IN	Bristol	PA	Actual/360	5.035%	26,485.69	8,546.89	0.00	09/13/23	10/06/28	--	6,108,753.02	6,100,206.13	11/06/24
37	320611037	RT	Indianapolis	IN	Actual/360	5.100%	21,159.08	8,703.16	0.00	09/14/23	03/06/27	--	4,818,007.53	4,809,304.37	11/06/24
Totals							3,952,193.36	542,558.88	0.00				994,959,943.65	994,417,384.77
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,542,357.54	19,076,013.81	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	13,063,885.44	10,345,353.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,532,585.00	7,273,194.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,008,944.97	737,910.14	01/01/24	03/31/24	--	0.00	0.00	300,029.93	901,380.81	43,196.78	0.00
5	44,638,594.72	22,146,954.19	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	151,859,218.60	81,242,400.82	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,796,152.60	841,059.29	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,148,555.00	5,908,137.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	24,743,230.01	14,476,090.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,187,845.28	2,498,450.78	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,291,628.59	2,341,868.81	07/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	19,488,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,791,639.70	1,971,139.64	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	9,699,994.09	4,836,463.65	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	5,026,459.88	2,585,536.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	20,004,856.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,642,045.32	1,269,654.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,755,540.63	1,065,587.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	606,269.00	292,911.10	01/01/24	03/31/24	09/11/23	0.00	0.00	0.00	0.00	0.00	0.00
22	2,648,696.86	1,194,398.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	2,187,304.48	1,255,329.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,096,390.15	1,571,628.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,408,225.73	992,965.79	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	985,927.00	0.00	--	--	06/14/24	0.00	158,804.07	97,926.10	2,586,677.48	282,070.69	0.00
27	2,418,496.39	1,119,399.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	11,281,886.00	8,484,995.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,689,436.42	0.00	--	--	12/11/23	0.00	0.00	176,847.04	176,847.04	0.00	0.00
30	1,624,410.00	1,229,379.01	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,311,167.18	986,320.39	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	8,126,307.00	0.00	--	--	04/11/24	0.00	0.00	139,113.88	139,113.88	0.00	0.00
33	812,150.06	421,007.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	754,625.23	420,590.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	613,633.40	318,047.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	405,786,803.27	196,902,786.48				0.00	158,804.07	713,916.95	3,804,019.21	325,267.47	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/24	0	0.00	1	53,453,896.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618499%	4.570123%	40
10/18/24	1	53,524,041.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618706%	4.570318%	41
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.618934%	4.570532%	42
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619138%	4.570725%	43
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	15,548,152.36	0	0.00	0	0.00	4.619342%	4.584397%	44
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619566%	4.584619%	45
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619767%	4.584818%	46
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.619988%	4.585037%	47
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.620186%	4.585234%	48
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.620427%	4.585472%	49
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.620623%	4.585667%	50
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.620818%	4.585860%	51
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	320611004	08/06/24	2	2	300,029.93	901,380.81	44,646.78	53,670,815.70	07/22/24	13
26	656120856	07/06/22	27	5	97,926.10	2,586,677.48	449,419.68	16,370,295.39	12/09/20	2
29	301271680	10/06/24	0	5	176,847.04	176,847.04	0.00	15,489,909.08	09/12/23	4
32	307001009	10/06/24	0	5	139,113.88	139,113.88	0.00	10,000,000.00	11/04/22	2
Totals					713,916.95	3,804,019.21	494,066.46	95,531,020.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		41,302,750	0	41,302,750 0
0 - 6 Months		0	0	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		4,809,304	4,809,304	0	0
37 - 48 Months		844,305,330	790,851,434	53,453,896 0				0
49 - 60 Months		0	0	0	0
> 60 Months		104,000,000	0	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-24	994,417,385	925,128,695	0	53,453,896	15,834,793	0
Oct-24	994,959,944	915,581,964	63,524,042	0	15,853,938	0
Sep-24	995,549,804	954,164,927	0	15,509,352	25,875,526	0
Aug-24	996,087,494	954,664,230	0	0	41,423,264	0
Jul-24	996,622,873	955,161,404	0	0	41,461,469	0
Jun-24	997,205,790	955,701,511	0	0	41,504,279	0
May-24	997,736,361	956,194,258	0	0	41,542,103	0
Apr-24	998,314,627	956,730,081	0	0	41,584,546	0
Mar-24	998,840,431	957,218,438	0	0	41,621,993	0
Feb-24	999,464,211	957,795,330	0	0	41,668,882	0
Jan-24	999,985,069	958,279,137	0	0	41,705,932	0
Dec-23	1,000,503,689	958,760,881	0	0	41,742,808	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	320611004	53,453,896.14	53,670,815.70	72,900,000.00	11/01/18	600,321.89	0.66540	03/31/24	10/06/28	286
21	656120858	20,000,000.00	20,000,000.00	28,440,000.00	05/23/24	289,390.60	2.19550	03/31/24	09/06/28	(74)
26	656120856	15,834,793.23	16,370,295.39	22,370,000.00	03/18/24	809,155.00	0.68720	12/31/22	09/06/23	I/O
29	301271680	15,467,956.85	15,489,909.08	19,500,000.00	07/15/24	1,552,252.42	1.45520	12/31/23	09/06/23	I/O
32	307001009	10,000,000.00	10,000,000.00	76,700,000.00	04/15/24	7,954,890.00	2.23570	12/31/23	06/06/23	(74)
Totals		114,756,646.22	115,531,020.17	219,910,000.00		11,206,009.91

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	320611004	OF	WA	07/22/24	13

The Loan transferred for Imminent Monetary Default. PNL and Hello Letter have been sent to the Borrower. Borrower has signed the PNL and submitted due diligence. Lender and Borrower are discussing workout options and Lender is duel

	tracking receivers hip/foreclosure in the coming months

21	656120858	RT	CA	07/09/20	1

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Special Servicer entered into discussions with the Borrower to modify loan, and the parties have reached an agreement. New lease with new tenan t signed 5/31/2022. The new construction is complete and the club is open. New Billboards are operational. Insurance has been brought into compliance with loan documents. Cash Management is in process of being finalized with

	final compliance item being ex ecuted.

26	656120856	Various	FL	12/09/20	2
	Loan is currently in payment default. Special Servicer has accelerated the Loan. SS is moving forward with foreclosure and seeking the appointment of a property level receiver.

29	301271680	RT	LA	09/12/23	4

The Loan transferred to Special Servicing for Maturity Default. The Loan matured on 9/6/2023. A Hello Letter was sent and a PNL was executed. Special Servicer and Borrower agreed on terms of a forbearance agreement which closed in June

	2024 and provide d a forbearance period through 3/6/2025. Borrower indicated intent to pay the loan off in October 2024.

32	307001009	OF	PA	11/04/22	2

The loan transferred to the Special Servicer for an imminent maturity default. The Borrower requested consent to a lease termination with Glaxo Smith Kline. In addition, the Borrower also requested a 12 month maturity extension. Borrower no longer wa nts to do a maturity extension and has offered to work with the Lender on a stipulated foreclosure. Foreclosure and receivership has been filed. Receiver is in place. Foreclosure sale was completed. Lender continues to wait for the city

	to confirm the sal e and record the deed. The sheriff in Philadelphia has been extremely backed up.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	656120858	20,000,000.00	4.91800%	20,000,000.00 4.91800%		10	09/30/21	09/30/21	--
26	656120856	0.00	5.78500%	0.00	5.78500%	10	07/31/20	09/06/20	09/11/20
26	656120856	16,732,627.77	5.78500%	16,732,627.77 5.78500%		10	09/11/20	09/06/20	07/31/20
29	301271680	0.00	5.19350%	0.00	5.19350%	10	09/06/23	09/06/23	--
Totals		20,000,000.00		20,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,522.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	2,118.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	39,921.11
26	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,522.54	0.00	2,118.22	0.00	0.00	0.00	0.00	0.00	0.00	39,921.11
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,561.87

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Supplemental Notes
None

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